Distribution to Shareholders - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Mar. 24, 2022 USD ($) $ / shares	Mar. 24, 2022 CNY (¥)	Mar. 25, 2021 USD ($) $ / shares	Mar. 25, 2021 CNY (¥)	Mar. 19, 2020 USD ($) $ / shares	Mar. 19, 2020 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution to shareholders [Line Items]
Dividend payable date							Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Dividend Paid [Member]
Distribution to shareholders [Line Items]
Cash dividend paid	$ 127,262	¥ 840,997	$ 132,032	¥ 852,743	$ 158,649	¥ 1,123,983
Dividend record date	Apr. 13, 2022	Apr. 13, 2022	Apr. 13, 2021	Apr. 13, 2021	Apr. 08, 2020	Apr. 08, 2020
Ex-dividend date	Apr. 12, 2022	Apr. 12, 2022	Apr. 12, 2021	Apr. 12, 2021	Apr. 07, 2020	Apr. 07, 2020
American Depository Shares [Member] | Dividend Declared [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per ADS	$ 0.64		$ 0.64		$ 0.76
Common Stock [Member] | Dividend Declared [Member]
Distribution to shareholders [Line Items]
Cash dividend amount paid per share	$ 0.32		$ 0.32		$ 0.38